Significant Accounting Policies (Detail)	12 Months Ended
Nov. 30, 2021
Declining Balance | Computer software
Declining balance depreciation rate	50.00%
Computer Equipment | Declining Balance
Declining balance depreciation rate	30.00%
Furniture and Fixtures | Declining Balance
Declining balance depreciation rate	20.00%
Laboratory Equipment | Declining Balance
Declining balance depreciation rate	20.00%
Leasehold Improvements | Straight Line
Leasehold improvements	Over term of lease